Share-based compensation - Disclosure of Movements in the Number of Share Options (Details)	6 Months Ended
Jun. 30, 2024 shares SFr / shares
Personnel Expenses [Abstract]
Number of instruments outstanding, beginning of period (in shares) | shares	1,812,766
Weighted average exercise price of instruments outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 1.16
Number of share options outstanding at beginning of period (in shares) | shares	282,105
Weighted average exercise price of share options outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 6.89
Number of PSU and RSU outstanding at beginning of period (in shares) | shares	1,530,661
Weighted average exercise price of PSU and RSU outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 0.10
Number of instruments granted (in shares) | shares	1,859,112
Weighted average exercise price of instruments granted (in CHF per share) | SFr / shares	SFr 0.10
Number of share options granted (in shares) | shares	0
Weighted average exercise price of share options granted (in CHF per share) | SFr / shares	SFr 0
Number of RSU and PSU granted (in shares) | shares	1,859,112
Weighted average exercise price (in CHF per shares) | SFr / shares	SFr 0.10
Number of instruments forfeited, performance adjustment (in shares) | shares	(238,261)
Weighted average exercise price of instruments forfeited, performance adjustment (in CHF per share) | SFr / shares	SFr 0.10
Number of share options forfeited, performance adjustment (in shares) | shares	0
Weighted average exercise price of share options forfeited, performance adjustment (in CHF per share) | SFr / shares	SFr 0
Number of PSU and RSU forfeited, performance adjustment (in shares) | shares	(238,261)
Weighted average exercise price of PSU and RSU forfeited, performance adjustment (in CHF per share) | SFr / shares	SFr 0.10
Number of instruments forfeited (in shares) | shares	(94,072)
Weighted average exercise price of instruments forfeited (in CHF per share) | SFr / shares	SFr 0.10
Number of share options forfeited (in shares) | shares	0
Weighted average exercise price of share options forfeited (in CHF per share) | SFr / shares	SFr 0
Number of PSU and RSU forfeited (in shares) | shares	(94,072)
Weighted average exercise price of PSU and RSU forfeited (in CHF per share) | SFr / shares	SFr 0.10
Number of instruments expired (in shares) | shares	(5,450)
Weighted average exercise price of instruments expired (in CHF per share) | SFr / shares	SFr 6.06
Number of share options expired (in shares) | shares	(5,450)
Weighted average exercise price of share options expired (in CHF per share) | SFr / shares	SFr 6.06
Number of PSU and RSU expired (in shares) | shares	0
Weighted average exercise price of PSU and RSU expired (in CHF per share) | SFr / shares	SFr 0
Number of instruments exercised (in shares) | shares	(328,290)
Weighted average exercise price of instruments exercised (in CHF per share) | SFr / shares	SFr 0.11
Number of share options exercised (in shares) | shares	(501)
Weighted average exercise price of share options exercised (in CHF per share) | SFr / shares	SFr 6.94
Number of PSU and RSU exercised (in shares) | shares	(327,789)
Weighted average exercise price of PSU and RSU exercised (in CHF per share) | SFr / shares	SFr 0.10
Number of instruments outstanding, end of period (in shares) | shares	3,005,805
Weighted average exercise price of instruments outstanding at end of period (in CHF per share) | SFr / shares	SFr 0.73
Number of share options outstanding at end of period (in shares) | shares	276,154
Weighted average exercise price of share options outstanding at end of period (in CHF per share) | SFr / shares	SFr 6.91
Number of PSU and RSU outstanding at end of period (in shares) | shares	2,729,651
Weighted average exercise price of PSU and RSU outstanding at end of period (in CHF per share) | SFr / shares	SFr 0.10